Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Abstract]
Balance at beginning	$ 29,873	$ 21,396	$ 6,406	$ 14,502
Additions of intangible assets		9,258	16,025	329
Cumulative effect upon adoption of ASU 2023-08	55,949
Less: Change in fair value recognized in earnings	(6,723)	(781)	(970)
Less: Impairment losses		(781)	(1,035)	(8,425)
Balance at ending	$ 79,099	$ 29,873	$ 21,396	$ 6,406